Employee compensation and benefits - Net asset/(liability) under defined benefit pension plans (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit asset/(liability)	$ 6,531
Net defined benefit liability (asset)	7,175	$ 6,531
Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit asset/(liability)	30,838
Net defined benefit liability (asset)	32,472	30,838
Present value of defined benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit asset/(liability)	(24,307)
Net defined benefit liability (asset)	(25,297)	(24,307)
Effect of limit on plan surpluses
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit asset/(liability)	0
Net defined benefit liability (asset)	0	0
Pension Plan
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit asset/(liability)	6,799
Net defined benefit liability (asset)	7,494	6,799
Pension Plan | Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit asset/(liability)	30,758
Net defined benefit liability (asset)	32,352	30,758
Pension Plan | Present value of defined benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit asset/(liability)	(23,959)
Net defined benefit liability (asset)	(24,858)	(23,959)
Pension Plan | Effect of limit on plan surpluses
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit asset/(liability)	0
Net defined benefit liability (asset)	0	0
Pension Plan | Principal plan
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit asset/(liability)	6,429	6,808
Service cost	(12)	(35)
– current service cost	(11)	(9)
– past service cost and gains/(losses) from settlements	(1)	(26)
Net interest income/(cost) on the net defined benefit asset/(liability)	374	317
Remeasurement effects recognised in other comprehensive income	(145)	(509)
– return on plan assets (excluding interest income)	(469)	(2,665)
– actuarial gains/(losses) financial assumptions	464	1,771
– actuarial gains/(losses) demographic assumptions	22	161
– actuarial gains/(losses) experience adjustments	(162)	224
– other changes	0	0
Exchange differences	448	(106)
Benefits paid	0	0
Other movements	(39)	(46)
Net defined benefit liability (asset)	7,055	6,429
Pension Plan | Principal plan | Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit asset/(liability)	23,652	26,590
Service cost	0	0
– current service cost	0	0
– past service cost and gains/(losses) from settlements	0	0
Net interest income/(cost) on the net defined benefit asset/(liability)	1,344	1,213
Remeasurement effects recognised in other comprehensive income	(469)	(2,665)
– return on plan assets (excluding interest income)	(469)	(2,665)
– actuarial gains/(losses) financial assumptions	0	0
– actuarial gains/(losses) demographic assumptions	0	0
– actuarial gains/(losses) experience adjustments	0	0
– other changes	0	0
Exchange differences	1,631	(387)
Benefits paid	(1,116)	(1,082)
Other movements	(19)	(17)
Net defined benefit liability (asset)	25,023	23,652
Pension Plan | Principal plan | Present value of defined benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit asset/(liability)	(17,223)	(19,782)
Service cost	(12)	(35)
– current service cost	(11)	(9)
– past service cost and gains/(losses) from settlements	(1)	(26)
Net interest income/(cost) on the net defined benefit asset/(liability)	(970)	(896)
Remeasurement effects recognised in other comprehensive income	324	2,156
– return on plan assets (excluding interest income)	0	0
– actuarial gains/(losses) financial assumptions	464	1,771
– actuarial gains/(losses) demographic assumptions	22	161
– actuarial gains/(losses) experience adjustments	(162)	224
– other changes	0	0
Exchange differences	(1,183)	281
Benefits paid	1,116	1,082
Other movements	(20)	(29)
Net defined benefit liability (asset)	(17,968)	(17,223)
Pension Plan | Principal plan | Effect of limit on plan surpluses
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit asset/(liability)	0	0
Service cost	0	0
– current service cost	0	0
– past service cost and gains/(losses) from settlements	0	0
Net interest income/(cost) on the net defined benefit asset/(liability)	0	0
Remeasurement effects recognised in other comprehensive income	0	0
– return on plan assets (excluding interest income)	0	0
– actuarial gains/(losses) financial assumptions	0	0
– actuarial gains/(losses) demographic assumptions	0	0
– actuarial gains/(losses) experience adjustments	0	0
– other changes	0	0
Exchange differences	0	0
Benefits paid	0	0
Other movements	0	0
Net defined benefit liability (asset)	0	0
Pension Plan | Other plans
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit asset/(liability)	370	78
Service cost	(127)	(145)
– current service cost	(112)	(140)
– past service cost and gains/(losses) from settlements	(15)	(5)
Net interest income/(cost) on the net defined benefit asset/(liability)	31	12
Remeasurement effects recognised in other comprehensive income	10	180
– return on plan assets (excluding interest income)	75	(6)
– actuarial gains/(losses) financial assumptions	(57)	204
– actuarial gains/(losses) demographic assumptions	3	(5)
– actuarial gains/(losses) experience adjustments	(11)	(13)
– other changes	0	0
Exchange differences	23	46
Benefits paid	78	65
Other movements	54	134
Net defined benefit liability (asset)	439	370
Pension Plan | Other plans | Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit asset/(liability)	7,106	7,307
Service cost	0	(1)
– current service cost	0	0
– past service cost and gains/(losses) from settlements	0	(1)
Net interest income/(cost) on the net defined benefit asset/(liability)	312	277
Remeasurement effects recognised in other comprehensive income	75	(6)
– return on plan assets (excluding interest income)	75	(6)
– actuarial gains/(losses) financial assumptions	0	0
– actuarial gains/(losses) demographic assumptions	0	0
– actuarial gains/(losses) experience adjustments	0	0
– other changes	0	0
Exchange differences	241	(145)
Benefits paid	(530)	(496)
Other movements	125	170
Net defined benefit liability (asset)	7,329	7,106
Pension Plan | Other plans | Present value of defined benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit asset/(liability)	(6,736)	(7,229)
Service cost	(127)	(144)
– current service cost	(112)	(140)
– past service cost and gains/(losses) from settlements	(15)	(4)
Net interest income/(cost) on the net defined benefit asset/(liability)	(281)	(265)
Remeasurement effects recognised in other comprehensive income	(65)	186
– return on plan assets (excluding interest income)	0	0
– actuarial gains/(losses) financial assumptions	(57)	204
– actuarial gains/(losses) demographic assumptions	3	(5)
– actuarial gains/(losses) experience adjustments	(11)	(13)
– other changes	0	0
Exchange differences	(218)	191
Benefits paid	608	561
Other movements	(71)	(36)
Net defined benefit liability (asset)	(6,890)	(6,736)
Pension Plan | Other plans | Effect of limit on plan surpluses
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit asset/(liability)	0	0
Service cost	0	0
– current service cost	0	0
– past service cost and gains/(losses) from settlements	0	0
Net interest income/(cost) on the net defined benefit asset/(liability)	0	0
Remeasurement effects recognised in other comprehensive income	0	0
– return on plan assets (excluding interest income)	0	0
– actuarial gains/(losses) financial assumptions	0	0
– actuarial gains/(losses) demographic assumptions	0	0
– actuarial gains/(losses) experience adjustments	0	0
– other changes	0	0
Exchange differences	0	0
Benefits paid	0	0
Other movements	0	0
Net defined benefit liability (asset)	$ 0	$ 0